Note 13 - Investments in Non-consolidated Companies - Summary of Selected Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of unconsolidated structured entities [line items]
Non-current assets	$ 9,428,517	$ 9,172,384
Current assets	4,287,672	5,670,607
Total assets	13,716,189	14,842,991	$ 14,251,299
Non-current liabilities	1,103,241	876,162
Current liabilities	1,166,475	1,780,457
Total liabilities	2,269,716	2,656,619
Equity	11,446,473	12,186,372	11,875,492	$ 11,588,988
Non-controlling interests	183,585	197,414
Revenues	5,146,734	7,294,055	7,658,588
Gross profit	1,059,417	2,186,560	2,379,288
Net income for the year attributable to owners of the parent	(634,418)	742,686	876,063
Total comprehensive income for the year, net of tax, attributable to owners of the parent	(643,435)	690,095	$ 776,713
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Non-current assets	8,289,460	8,757,320
Current assets	4,566,775	4,178,213
Total assets	12,856,235	12,935,533
Non-current liabilities	2,559,485	3,452,535
Current liabilities	1,853,597	1,768,125
Total liabilities	4,413,082	5,220,660
Equity	8,443,153	7,714,873
Revenues	8,735,435	10,192,818
Gross profit	1,635,512	1,740,378
Net income for the year attributable to owners of the parent	778,468	564,269
Total comprehensive income for the year, net of tax, attributable to owners of the parent	666,667	445,473
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Non-current assets	3,487,317	4,335,662
Current assets	2,276,368	2,198,449
Total assets	5,763,685	6,534,111
Non-current liabilities	1,661,605	1,955,395
Current liabilities	861,912	716,930
Total liabilities	2,523,517	2,672,325
Equity	3,240,168	3,861,786
Revenues	3,132,949	3,790,206
Gross profit	624,199	478,141
Net income for the year attributable to owners of the parent	$ 106,361	$ 52,779